Commitments and Contingencies - Additional Information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 GBP (£)
Loss Contingencies [Line Items]
Restricted cash	$ 36.3			£ 30.0
Barclays Bank Plc [Member] | Letter of Credit [Member]
Loss Contingencies [Line Items]
Interest expenses on bank letter of credit	0.8	$ 0.8	$ 0.8
Long Term Purchase Obligation Related To Cloud Based Hosting [Member]
Loss Contingencies [Line Items]
Total purchase commitments	15.4
Long Term Purchase Obligation Related To Cloud Based Hosting [Member] | February 2023 [Member] | Barclays Bank Plc [Member]
Loss Contingencies [Line Items]
Total purchase commitments	$ 11.3